As filed with the Securities and Exchange Commission on June 3, 2025

Securities Act Registration No. 333-168040

Investment Company Act Reg. No. 811-22436

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 50	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 53	[X]

(Check appropriate box or boxes.)

ENTREPRENEURSHARES SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

175 Federal Street, Suite 875

Boston, Massachusetts 02210

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 287-9469

Dr. Joel M. Shulman

Capital Impact Advisors, LLC

Seaport Global Advisors, LLC

175 Federal Street, Suite 875

Boston, Massachusetts 02210

 (Name and Address of Agent for Service)

Copy to:

Bo J. Howell
FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

| |	immediately upon filing pursuant to paragraph (b)
|X|	On July 3, 2025 pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of the EntrepreneurShares Series Trust filed with the Commission on March 21, 2025 (Accession Number 0001580642-25-001841) (the “Registration Statement”) until July 3, 2025. The prospectus, statement of additional information, and Part C included in the Registration Statement are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in City of Boston, and Commonwealth of Massachusetts, on this 3rd day of June, 2025.

ENTREPRENEURSHARES SERIES TRUST

By:	/s/ Joel M. Shulman
Joel M. Shulman, President, Principal Executive Officer, Treasurer, Principal Financial Officer, and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ George R. Berbeco	June 3, 2025
George R. Berbeco, Trustee	Date
/s/ Charles Aggouras	June 3, 2025
Charles Aggouras, Trustee	Date
/s/ Kevin G. Cramton	June 3, 2025
Kevin G. Cramton, Trustee	Date

/s/ Joel M. Shulman	June 3, 2025
Joel M. Shulman, President, Principal Executive Officer, Treasurer, Principal Financial Officer, and Trustee	Date